UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

On June 20, 2007, shareholders of Fidelity ® Advisor Aggressive Growth Fund approved a new management contract for the fund, effective July 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Growth Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended November 30, 2007	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	7.85%	11.91%	1.84%
Class T (incl. 3.50% sales charge)	10.19%	12.17%	1.91%
Class B (incl. contingent deferred sales charge) B	8.72%	12.17%	1.93%
Class C (incl. contingent deferred sales charge) C	12.59%	12.41%	1.95%

A From November 13, 2000.

B Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2% and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0% and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Class T on November 13, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steven Calhoun, Portfolio Manager of Fidelity® Aggressive Growth Fund

Credit- and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007, resulting in an official market "correction" - a loss of 10% or more from earlier highs. In fact, the entire second half of the period was negative for many equity benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. The Federal Reserve Board did its part to address the market's struggles, first in August by lowering its discount rate to inject liquidity into the financial system, then in September and October with two cuts in the federal funds target rate. Stocks responded well to these moves for a time, before plunging again in November. For the 12 months overall, the Dow Jones Industrial AverageSM rose 11.92%, the Standard & Poor's 500SM Index gained 7.72% and the NASDAQ Composite® Index returned 10.16%. The small-cap Russell 2000® Index tumbled, however, falling 1.17%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 14.43%, 14.19%, 13.72% and 13.59%, respectively (excluding sales charges), outpacing the 10.13% mark of the Russell Midcap® Growth Index. Favorable stock picking in the financials sector provided a big boost to performance versus the index, along with a sizable underweighting in the consumer discretionary sector, which I largely avoided because the consumer faced so many head winds. Japan's Nintendo was our top contributor, its stock aided by the popularity of the company's Wii video game console. NuVasive, a maker of minimally invasive products for the surgical treatment of spine disorders, was another strong performer, along with Indiabulls Financial Services - an India-based brokerage company - and its recent spinoff, Indiabulls Real Estate. Network equipment maker Juniper Networks also added value. Conversely, my choices in health care and in consumer staples dampened the fund's performance, as did a large overweighting in the information technology sector, which lagged the benchmark. Chip maker Advanced Micro Devices was a major detractor, hampered by a missed product cycle. Another semiconductor manufacturer, Marvell Technology Group, also hurt our results, as did biotechnology stock Telik and Cyberonics, a maker of neurostimulation devices for treating epilepsy and depression. Most stocks I mentioned in this report were out-of-benchmark positions. Nintendo and Telik were sold by period end.

During the past year, the fund's Institutional Class shares returned 14.83%, outpacing the 10.13% mark of the Russell Midcap® Growth Index. Favorable stock picking in the financials sector provided a big boost to performance versus the index, along with a sizable underweighting in the consumer discretionary sector, which I largely avoided because the consumer faced so many head winds. Japan's Nintendo was our top contributor, its stock aided by the popularity of the company's Wii video game console. NuVasive, a maker of minimally invasive products for the surgical treatment of spine disorders, was another strong performer, along with Indiabulls Financial Services - an India-based brokerage company - and its recent spinoff, Indiabulls Real Estate. Network equipment maker Juniper Networks also added value. Conversely, my choices in health care and in consumer staples dampened the fund's performance, as did a large overweighting in the information technology sector, which lagged the benchmark. Chip maker Advanced Micro Devices was a major detractor, hampered by a missed product cycle. Another semiconductor manufacturer, Marvell Technology Group, also hurt our results, as did biotechnology stock Telik and Cyberonics, a maker of neurostimulation devices for treating epilepsy and depression. Most stocks I mentioned in this report were out-of-benchmark positions. Nintendo and Telik were sold by period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Class A
Actual	$ 1,000.00	$ 1,043.30	$ 6.66
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.58
Class T
Actual	$ 1,000.00	$ 1,042.30	$ 7.94
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.84
Class B
Actual	$ 1,000.00	$ 1,040.00	$ 10.48
HypotheticalA	$ 1,000.00	$ 1,014.79	$ 10.35
Class C
Actual	$ 1,000.00	$ 1,039.00	$ 10.48
HypotheticalA	$ 1,000.00	$ 1,014.79	$ 10.35
Institutional Class
Actual	$ 1,000.00	$ 1,045.00	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.80	$ 5.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	8.1	6.2
Quanta Services, Inc.	4.3	2.1
NuVasive, Inc.	4.1	2.4
Marvell Technology Group Ltd.	3.8	2.6
Indiabulls Real Estate Ltd.	3.2	1.4
Juniper Networks, Inc.	3.0	3.1
Alnylam Pharmaceuticals, Inc.	2.9	1.1
ValueClick, Inc.	2.2	1.5
Time Warner Telecom, Inc. Class A (sub. vtg.)	2.2	1.0
VMware, Inc. Class A	2.2	0.0
	36.0
Top Five Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	34.9	28.7
Information Technology	24.1	33.5
Financials	15.2	10.2
Industrials	11.0	11.3
Energy	9.4	6.5
Asset Allocation (% of fund's net assets)
As of November 30, 2007 *		As of May 31, 2007 **
	Stocks 100.4%		Stocks 98.4%
	Short-Term Investments and Net Other AssetsA (0.4)%		Short-Term Investments and Net Other Assets 1.6%

* Foreign investments	19.1%	** Foreign investments	16.7%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
ENERGY - 9.4%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	9,500	$ 528,010
Oil, Gas & Consumable Fuels - 8.4%
CONSOL Energy, Inc.	5,071	300,609
Denbury Resources, Inc. (a)	9,798	522,429
Gulfport Energy Corp. (a)	15,608	324,959
OPTI Canada, Inc. (a)	27,100	482,452
Peabody Energy Corp.	7,800	433,992
Quicksilver Resources, Inc. (a)	10,658	539,295
Range Resources Corp.	15,650	636,642
Williams Companies, Inc.	27,755	963,376
		4,203,754
TOTAL ENERGY		4,731,764
FINANCIALS - 15.2%
Capital Markets - 1.7%
T. Rowe Price Group, Inc.	13,507	830,410
Diversified Financial Services - 9.6%
Bolsa de Mercadorias & Futuros - BM&F SA	18,100	246,355
Bovespa Holding SA	14,000	264,584
Deutsche Boerse AG	5,352	1,003,925
Hong Kong Exchanges & Clearing Ltd.	16,000	485,798
Indiabulls Financial Services Ltd.	25,005	466,693
IntercontinentalExchange, Inc. (a)	3,000	500,880
JSE Ltd.	49,858	674,054
MarketAxess Holdings, Inc. (a)	21,287	305,681
MSCI, Inc. Class A	10,970	303,321
NYMEX Holdings, Inc.	4,600	572,930
		4,824,221
Real Estate Management & Development - 3.9%
Dev Property Development PLC	207,200	333,283
Indiabulls Real Estate Ltd. (a)	105,016	1,607,792
		1,941,075
TOTAL FINANCIALS		7,595,706
HEALTH CARE - 34.9%
Biotechnology - 8.7%
Alnylam Pharmaceuticals, Inc. (a)	43,700	1,425,494
Amylin Pharmaceuticals, Inc. (a)	26,229	1,001,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CytRx Corp. (a)	94,018	$ 314,020
Isis Pharmaceuticals, Inc. (a)	31,686	560,525
Omrix Biopharmaceuticals, Inc. (a)	16,827	561,854
ONYX Pharmaceuticals, Inc. (a)	9,078	495,114
		4,358,693
Health Care Equipment & Supplies - 18.0%
ArthroCare Corp. (a)	18,752	1,015,046
Conceptus, Inc. (a)	24,234	486,861
Cyberonics, Inc. (a)	39,772	542,490
NeuroMetrix, Inc. (a)	15,606	130,466
Northstar Neuroscience, Inc. (a)	35,983	332,123
NuVasive, Inc. (a)	47,837	2,036,421
St. Jude Medical, Inc. (a)	101,900	4,050,525
TranS1, Inc.	21,379	417,104
		9,011,036
Health Care Technology - 3.0%
Allscripts Healthcare Solutions, Inc. (a)	33,147	586,370
Cerner Corp. (a)	15,520	927,320
		1,513,690
Life Sciences Tools & Services - 3.2%
AMAG Pharmaceuticals, Inc. (a)	16,020	923,233
QIAGEN NV (a)	32,900	693,203
		1,616,436
Pharmaceuticals - 2.0%
Allergan, Inc.	14,500	972,080
TOTAL HEALTH CARE		17,471,935
INDUSTRIALS - 11.0%
Commercial Services & Supplies - 1.9%
CoStar Group, Inc. (a)	6,373	307,115
IHS, Inc. Class A (a)	9,200	645,288
		952,403
Construction & Engineering - 5.4%
Quanta Services, Inc. (a)(d)	79,301	2,171,261
URS Corp. (a)	9,580	550,754
		2,722,015
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.1%
Nexans SA	3,709	$ 496,486
Prysmian SpA	22,900	574,552
		1,071,038
Machinery - 1.0%
Bucyrus International, Inc. Class A	5,700	499,947
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd.	16,081	279,327
TOTAL INDUSTRIALS		5,524,730
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 6.9%
Aruba Networks, Inc.	34,034	474,434
F5 Networks, Inc. (a)	36,504	964,436
Infinera Corp.	5,800	126,498
Juniper Networks, Inc. (a)	50,900	1,512,748
Starent Networks Corp.	19,820	414,238
		3,492,354
Electronic Equipment & Instruments - 0.9%
Comverge, Inc.	5,807	182,804
Itron, Inc. (a)	3,584	277,939
		460,743
Internet Software & Services - 6.3%
Omniture, Inc. (a)	28,348	805,367
SAVVIS, Inc. (a)	21,535	689,981
ValueClick, Inc. (a)	46,900	1,108,716
WebMD Health Corp. Class A (a)(d)	12,605	537,729
		3,141,793
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	78,695	768,063
Cavium Networks, Inc.	7,880	202,122
Hittite Microwave Corp. (a)	14,442	623,750
Marvell Technology Group Ltd. (a)	128,400	1,918,296
		3,512,231
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.0%
Concur Technologies, Inc. (a)	10,300	$ 386,868
VMware, Inc. Class A (d)	12,075	1,103,293
		1,490,161
TOTAL INFORMATION TECHNOLOGY		12,097,282
MATERIALS - 1.7%
Chemicals - 1.7%
Albemarle Corp.	19,028	839,896
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	49,300	1,105,799
UTILITIES - 1.9%
Electric Utilities - 1.5%
Enernoc, Inc.	6,100	279,197
Reliant Energy, Inc. (a)	19,000	494,760
		773,957
Independent Power Producers & Energy Traders - 0.4%
Ocean Power Technologies, Inc. (a)	12,948	187,875
TOTAL UTILITIES		961,832
TOTAL COMMON STOCKS (Cost $47,674,629)		50,328,944
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	885,717	$ 885,717
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	3,253,575	3,253,575
TOTAL MONEY MARKET FUNDS (Cost $4,139,292)		4,139,292
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $51,813,921)		54,468,236
NET OTHER ASSETS - (8.7)%		(4,348,948)
NET ASSETS - 100%		$ 50,119,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,201
Fidelity Securities Lending Cash Central Fund	17,534
Total	$ 56,735
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.9%
India	4.1%
Bermuda	3.8%
Germany	2.0%
Netherlands	1.4%
South Africa	1.4%
Italy	1.1%
Brazil	1.0%
France	1.0%
Hong Kong	1.0%
Canada	1.0%
Others (individually less than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007
Assets
Investment in securities, at value (including securities loaned of $3,179,453) - See accompanying schedule: Unaffiliated issuers (cost $47,674,629)	$ 50,328,944
Fidelity Central Funds (cost $4,139,292)	4,139,292
Total Investments (cost $51,813,921)		$ 54,468,236
Foreign currency held at value (cost $66,606)		66,795
Receivable for investments sold		248,815
Receivable for fund shares sold		103,156
Dividends receivable		2,164
Distributions receivable from Fidelity Central Funds		8,178
Receivable from investment adviser for expense reductions		5,481
Other receivables		1,310
Total assets		54,904,135

Liabilities
Payable for investments purchased	$ 1,265,069
Payable for fund shares redeemed	77,586
Accrued management fee	25,850
Distribution fees payable	25,760
Other affiliated payables	15,097
Other payables and accrued expenses	121,910
Collateral on securities loaned, at value	3,253,575
Total liabilities		4,784,847

Net Assets		$ 50,119,288
Net Assets consist of:
Paid in capital		$ 42,457,479
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,068,830
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,592,979
Net Assets		$ 50,119,288

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,664,758 ÷ 1,050,823 shares)	$ 12.05

Maximum offering price per share (100/94.25 of $12.05)	$ 12.79
Class T: Net Asset Value and redemption price per share ($19,143,525 ÷ 1,617,954 shares)	$ 11.83

Maximum offering price per share (100/96.50 of $11.83)	$ 12.26
Class B: Net Asset Value and offering price per share ($9,082,247 ÷ 794,051 shares) A	$ 11.44

Class C: Net Asset Value and offering price per share ($8,269,769 ÷ 721,939 shares) A	$ 11.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($958,989 ÷ 77,924 shares)	$ 12.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2007
Investment Income
Dividends		$ 152,388
Interest		74
Income from Fidelity Central Funds (including $17,534 from security lending)		56,735
Total income		209,197

Expenses
Management fee	$ 287,518
Transfer agent fees	163,859
Distribution fees	286,720
Accounting and security lending fees	20,465
Custodian fees and expenses	33,856
Independent trustees' compensation	159
Registration fees	52,156
Audit	47,207
Legal	543
Miscellaneous	16,144
Total expenses before reductions	908,627
Expense reductions	(128,483)	780,144
Net investment income (loss)		(570,947)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $23,028)	6,182,227
Foreign currency transactions	(15,297)
Total net realized gain (loss)		6,166,930
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $20,368)	414,520
Assets and liabilities in foreign currencies	414
Total change in net unrealized appreciation (depreciation)		414,934
Net gain (loss)		6,581,864
Net increase (decrease) in net assets resulting from operations		$ 6,010,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (570,947)	$ (389,579)
Net realized gain (loss)	6,166,930	4,506,293
Change in net unrealized appreciation (depreciation)	414,934	407,024
Net increase (decrease) in net assets resulting from operations	6,010,917	4,523,738
Share transactions - net increase (decrease)	97,653	(1,599,843)
Total increase (decrease) in net assets	6,108,570	2,923,895

Net Assets
Beginning of period	44,010,718	41,086,823
End of period	$ 50,119,288	$ 44,010,718

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47
Income from Investment Operations
Net investment income (loss) C	(.10)	(.05) F	(.06) G	(.09)	(.06)
Net realized and unrealized gain (loss)	1.62	1.16	.87	.68	1.61
Total from investment operations	1.52	1.11	.81	.59	1.55
Net asset value, end of period	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02
Total Return A,B	14.43%	11.78%	9.41%	7.36%	23.96%
Ratios to Average Net Assets D,H
Expenses before reductions	1.53%	1.62%	1.60%	1.90%	2.25%
Expenses net of fee waivers, if any	1.30%	1.30%	1.33%	1.50%	1.54%
Expenses net of all reductions	1.29%	1.28%	1.25%	1.45%	1.47%
Net investment income (loss)	(.85)%	(.56)% F	(.63)% G	(1.03)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,665	$ 10,123	$ 7,206	$ 6,227	$ 4,177
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43
Income from Investment Operations
Net investment income (loss) C	(.12)	(.08) F	(.08) G	(.11)	(.08)
Net realized and unrealized gain (loss)	1.59	1.15	.85	.68	1.60
Total from investment operations	1.47	1.07	.77	.57	1.52
Net asset value, end of period	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95
Total Return A,B	14.19%	11.52%	9.04%	7.17%	23.64%
Ratios to Average Net Assets D,H
Expenses before reductions	1.88%	1.95%	1.93%	2.25%	2.47%
Expenses net of fee waivers, if any	1.55%	1.55%	1.58%	1.75%	1.79%
Expenses net of all reductions	1.54%	1.53%	1.50%	1.71%	1.72%
Net investment income (loss)	(1.10)%	(.81)% F	(.88)% G	(1.28)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,144	$ 16,957	$ 16,331	$ 15,101	$ 12,458
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37
Income from Investment Operations
Net investment income (loss) C	(.17)	(.12) F	(.12) G	(.14)	(.11)
Net realized and unrealized gain (loss)	1.55	1.11	.83	.66	1.58
Total from investment operations	1.38	.99	.71	.52	1.47
Net asset value, end of period	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84
Total Return A,B	13.72%	10.92%	8.49%	6.63%	23.08%
Ratios to Average Net Assets D,H
Expenses before reductions	2.28%	2.36%	2.35%	2.67%	2.92%
Expenses net of fee waivers, if any	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.04%	2.03%	2.00%	2.21%	2.18%
Net investment income (loss)	(1.60)%	(1.31)% F	(1.38)% G	(1.78)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,082	$ 9,106	$ 9,237	$ 9,593	$ 8,422
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38
Income from Investment Operations
Net investment income (loss) C	(.18)	(.12) F	(.12) G	(.14)	(.11)
Net realized and unrealized gain (loss)	1.55	1.12	.83	.66	1.58
Total from investment operations	1.37	1.00	.71	.52	1.47
Net asset value, end of period	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85
Total Return A,B	13.59%	11.01%	8.48%	6.62%	23.04%
Ratios to Average Net Assets D,H
Expenses before reductions	2.28%	2.36%	2.34%	2.52%	2.77%
Expenses net of fee waivers, if any	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.04%	2.03%	2.01%	2.21%	2.18%
Net investment income (loss)	(1.60)%	(1.31)% F	(1.38)% G	(1.78)%	(1.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,270	$ 7,039	$ 7,791	$ 9,136	$ 8,427
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52
Income from Investment Operations
Net investment income (loss) B	(.07)	(.03) E	(.03) F	(.07)	(.04)
Net realized and unrealized gain (loss)	1.66	1.18	.87	.70	1.62
Total from investment operations	1.59	1.15	.84	.63	1.58
Net asset value, end of period	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10
Total Return A	14.83%	12.02%	9.62%	7.78%	24.23%
Ratios to Average Net Assets C,G
Expenses before reductions	1.20%	1.27%	1.28%	1.35%	1.61%
Expenses net of fee waivers, if any	1.05%	1.05%	1.09%	1.25%	1.25%
Expenses net of all reductions	1.04%	1.04%	1.01%	1.20%	1.18%
Net investment income (loss)	(.60)%	(.31)% E	(.38)% F	(.78)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 959	$ 785	$ 522	$ 648	$ 579
Portfolio turnover rate D	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity Advisor Aggressive Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,114,526
Unrealized depreciation	(4,828,300)
Net unrealized appreciation (depreciation)	2,286,226
Undistributed ordinary income	2,414,199
Undistributed long-term capital gain	2,852,935

Cost for federal income tax purposes	$ 52,182,010

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,047,273 and $82,834,815, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on June 20, 2007, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007. The performance adjustment will take effect starting with the twelfth month of the performance period (June, 2008). Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,155	$ 917
Class T	.25%	.25%	89,554	193
Class B	.75%	.25%	92,344	69,331
Class C	.75%	.25%	75,667	8,225
			$ 286,720	$ 78,666

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,481
Class T	11,392
Class B*	17,261
Class C*	1,418
$ 38,552

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 36,390.31
Class T	73,074.41
Class B	28,736.31
Class C	23,735.31
Institutional Class	1,924.23
	$ 163,859

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,608 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 26,853
Class T	1.55%	58,222
Class B	2.05%	21,424
Class C	2.05%	17,440
Institutional Class	1.05%	1,226
		$ 125,165

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,598 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2007	2006	2007	2006
Class A
Shares sold	414,230	399,300	$ 4,681,369	$ 3,886,404
Shares redeemed	(325,217)	(202,870)	(3,673,163)	(1,949,918)
Net increase (decrease)	89,013	196,430	$ 1,008,206	$ 1,936,486
Class T
Shares sold	378,717	435,740	$ 4,282,947	$ 4,159,592
Shares redeemed	(397,778)	(556,545)	(4,360,568)	(5,373,008)
Net increase (decrease)	(19,061)	(120,805)	$ (77,621)	$ (1,213,416)
Class B
Shares sold	102,928	158,996	$ 1,122,283	$ 1,478,343
Shares redeemed	(213,847)	(272,423)	(2,314,106)	(2,524,891)
Net increase (decrease)	(110,919)	(113,427)	$ (1,191,823)	$ (1,046,548)
Class C
Shares sold	199,393	131,815	$ 2,205,346	$ 1,235,682
Shares redeemed	(175,835)	(291,040)	(1,909,576)	(2,691,595)
Net increase (decrease)	23,558	(159,225)	$ 295,770	$ (1,455,913)
Institutional Class
Shares sold	29,162	35,956	$ 344,042	$ 354,509
Shares redeemed	(24,469)	(17,271)	(280,921)	(174,961)
Net increase (decrease)	4,693	18,685	$ 63,121	$ 179,548

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Securities Fund. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Securities Fund. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Securities Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Securities Fund. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Securities Fund. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Aggressive Growth. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Aggressive Growth. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor Aggressive Growth. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2000

Secretary of Advisor Aggressive Growth. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Advisor Aggressive Growth. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Aggressive Growth. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Aggressive Growth. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-
2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Aggressive Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Aggressive Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Aggressive Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Aggressive Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Aggressive Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Aggressive Growth. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Aggressive Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Aggressive Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/17/2007	12/14/2007	$0.00	$1.151
	01/14/2008	01/11/2008	$0.00	$0.120
Class T	12/17/2007	12/14/2007	$0.00	$1.12
	01/14/2008	01/11/2008	$0.00	$0.120
Class B	12/17/2007	12/14/2007	$0.00	$1.052
	01/14/2008	01/11/2008	$0.00	$0.120
Class C	12/17/2007	12/14/2007	$0.00	$1.067
	01/14/2008	01/11/2008	$0.00	$0.120

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2007, $2,852,935, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 20, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract that includes adding a performance adjustment component to the fund's management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	18,264,506.19	70.232
Against	5,787,863.47	22.256
Abstain	1,953,547.42	7.512
TOTAL	26,005,917.08	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Aggressive Growth Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Aggressive Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one- and three-year periods and the fourth quartile for the five year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Aggressive Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, on June 20, 2007, after the periods shown in the chart above, shareholders approved an amended management contract for the fund that will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance period for the fund commenced on July 1, 2007. Starting with the twelfth month, the performance adjustment takes effect.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2006, and the total expenses of each of Class T, Class C and Institutional Class ranked above its competitive median for 2006. The Board considered that the total expenses of Class C were above the median because of its higher transfer agent fee due to small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AAG-UANN-0108
1.786669.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Annual Report

November 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

On June 20, 2007, shareholders of Fidelity ® Advisor Aggressive Growth Fund approved a new management contract for the fund, effective July 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Growth Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2007	Past 1 year	Past 5 years	Life of fund A
Institutional Class	14.83%	13.55%	3.01%

A From November 13, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Institutional Class on November 13, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steven Calhoun, Portfolio Manager of Fidelity® Aggressive Growth Fund

Credit- and recession-related concerns carved deeply into the stock market's gains late in the 12-month period ending November 30, 2007, resulting in an official market "correction" - a loss of 10% or more from earlier highs. In fact, the entire second half of the period was negative for many equity benchmarks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment, as did sharply higher prices for oil and gasoline. The Federal Reserve Board did its part to address the market's struggles, first in August by lowering its discount rate to inject liquidity into the financial system, then in September and October with two cuts in the federal funds target rate. Stocks responded well to these moves for a time, before plunging again in November. For the 12 months overall, the Dow Jones Industrial AverageSM rose 11.92%, the Standard & Poor's 500SM Index gained 7.72% and the NASDAQ Composite® Index returned 10.16%. The small-cap Russell 2000® Index tumbled, however, falling 1.17%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 14.43%, 14.19%, 13.72% and 13.59%, respectively (excluding sales charges), outpacing the 10.13% mark of the Russell Midcap® Growth Index. Favorable stock picking in the financials sector provided a big boost to performance versus the index, along with a sizable underweighting in the consumer discretionary sector, which I largely avoided because the consumer faced so many head winds. Japan's Nintendo was our top contributor, its stock aided by the popularity of the company's Wii video game console. NuVasive, a maker of minimally invasive products for the surgical treatment of spine disorders, was another strong performer, along with Indiabulls Financial Services - an India-based brokerage company - and its recent spinoff, Indiabulls Real Estate. Network equipment maker Juniper Networks also added value. Conversely, my choices in health care and in consumer staples dampened the fund's performance, as did a large overweighting in the information technology sector, which lagged the benchmark. Chip maker Advanced Micro Devices was a major detractor, hampered by a missed product cycle. Another semiconductor manufacturer, Marvell Technology Group, also hurt our results, as did biotechnology stock Telik and Cyberonics, a maker of neurostimulation devices for treating epilepsy and depression. Most stocks I mentioned in this report were out-of-benchmark positions. Nintendo and Telik were sold by period end.

During the past year, the fund's Institutional Class shares returned 14.83%, outpacing the 10.13% mark of the Russell Midcap® Growth Index. Favorable stock picking in the financials sector provided a big boost to performance versus the index, along with a sizable underweighting in the consumer discretionary sector, which I largely avoided because the consumer faced so many head winds. Japan's Nintendo was our top contributor, its stock aided by the popularity of the company's Wii video game console. NuVasive, a maker of minimally invasive products for the surgical treatment of spine disorders, was another strong performer, along with Indiabulls Financial Services - an India-based brokerage company - and its recent spinoff, Indiabulls Real Estate. Network equipment maker Juniper Networks also added value. Conversely, my choices in health care and in consumer staples dampened the fund's performance, as did a large overweighting in the information technology sector, which lagged the benchmark. Chip maker Advanced Micro Devices was a major detractor, hampered by a missed product cycle. Another semiconductor manufacturer, Marvell Technology Group, also hurt our results, as did biotechnology stock Telik and Cyberonics, a maker of neurostimulation devices for treating epilepsy and depression. Most stocks I mentioned in this report were out-of-benchmark positions. Nintendo and Telik were sold by period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Class A
Actual	$ 1,000.00	$ 1,043.30	$ 6.66
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.58
Class T
Actual	$ 1,000.00	$ 1,042.30	$ 7.94
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.84
Class B
Actual	$ 1,000.00	$ 1,040.00	$ 10.48
HypotheticalA	$ 1,000.00	$ 1,014.79	$ 10.35
Class C
Actual	$ 1,000.00	$ 1,039.00	$ 10.48
HypotheticalA	$ 1,000.00	$ 1,014.79	$ 10.35
Institutional Class
Actual	$ 1,000.00	$ 1,045.00	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.80	$ 5.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	8.1	6.2
Quanta Services, Inc.	4.3	2.1
NuVasive, Inc.	4.1	2.4
Marvell Technology Group Ltd.	3.8	2.6
Indiabulls Real Estate Ltd.	3.2	1.4
Juniper Networks, Inc.	3.0	3.1
Alnylam Pharmaceuticals, Inc.	2.9	1.1
ValueClick, Inc.	2.2	1.5
Time Warner Telecom, Inc. Class A (sub. vtg.)	2.2	1.0
VMware, Inc. Class A	2.2	0.0
	36.0
Top Five Market Sectors as of November 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	34.9	28.7
Information Technology	24.1	33.5
Financials	15.2	10.2
Industrials	11.0	11.3
Energy	9.4	6.5
Asset Allocation (% of fund's net assets)
As of November 30, 2007 *		As of May 31, 2007 **
	Stocks 100.4%		Stocks 98.4%
	Short-Term Investments and Net Other AssetsA (0.4)%		Short-Term Investments and Net Other Assets 1.6%

* Foreign investments	19.1%	** Foreign investments	16.7%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments November 30, 2007

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
ENERGY - 9.4%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	9,500	$ 528,010
Oil, Gas & Consumable Fuels - 8.4%
CONSOL Energy, Inc.	5,071	300,609
Denbury Resources, Inc. (a)	9,798	522,429
Gulfport Energy Corp. (a)	15,608	324,959
OPTI Canada, Inc. (a)	27,100	482,452
Peabody Energy Corp.	7,800	433,992
Quicksilver Resources, Inc. (a)	10,658	539,295
Range Resources Corp.	15,650	636,642
Williams Companies, Inc.	27,755	963,376
		4,203,754
TOTAL ENERGY		4,731,764
FINANCIALS - 15.2%
Capital Markets - 1.7%
T. Rowe Price Group, Inc.	13,507	830,410
Diversified Financial Services - 9.6%
Bolsa de Mercadorias & Futuros - BM&F SA	18,100	246,355
Bovespa Holding SA	14,000	264,584
Deutsche Boerse AG	5,352	1,003,925
Hong Kong Exchanges & Clearing Ltd.	16,000	485,798
Indiabulls Financial Services Ltd.	25,005	466,693
IntercontinentalExchange, Inc. (a)	3,000	500,880
JSE Ltd.	49,858	674,054
MarketAxess Holdings, Inc. (a)	21,287	305,681
MSCI, Inc. Class A	10,970	303,321
NYMEX Holdings, Inc.	4,600	572,930
		4,824,221
Real Estate Management & Development - 3.9%
Dev Property Development PLC	207,200	333,283
Indiabulls Real Estate Ltd. (a)	105,016	1,607,792
		1,941,075
TOTAL FINANCIALS		7,595,706
HEALTH CARE - 34.9%
Biotechnology - 8.7%
Alnylam Pharmaceuticals, Inc. (a)	43,700	1,425,494
Amylin Pharmaceuticals, Inc. (a)	26,229	1,001,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CytRx Corp. (a)	94,018	$ 314,020
Isis Pharmaceuticals, Inc. (a)	31,686	560,525
Omrix Biopharmaceuticals, Inc. (a)	16,827	561,854
ONYX Pharmaceuticals, Inc. (a)	9,078	495,114
		4,358,693
Health Care Equipment & Supplies - 18.0%
ArthroCare Corp. (a)	18,752	1,015,046
Conceptus, Inc. (a)	24,234	486,861
Cyberonics, Inc. (a)	39,772	542,490
NeuroMetrix, Inc. (a)	15,606	130,466
Northstar Neuroscience, Inc. (a)	35,983	332,123
NuVasive, Inc. (a)	47,837	2,036,421
St. Jude Medical, Inc. (a)	101,900	4,050,525
TranS1, Inc.	21,379	417,104
		9,011,036
Health Care Technology - 3.0%
Allscripts Healthcare Solutions, Inc. (a)	33,147	586,370
Cerner Corp. (a)	15,520	927,320
		1,513,690
Life Sciences Tools & Services - 3.2%
AMAG Pharmaceuticals, Inc. (a)	16,020	923,233
QIAGEN NV (a)	32,900	693,203
		1,616,436
Pharmaceuticals - 2.0%
Allergan, Inc.	14,500	972,080
TOTAL HEALTH CARE		17,471,935
INDUSTRIALS - 11.0%
Commercial Services & Supplies - 1.9%
CoStar Group, Inc. (a)	6,373	307,115
IHS, Inc. Class A (a)	9,200	645,288
		952,403
Construction & Engineering - 5.4%
Quanta Services, Inc. (a)(d)	79,301	2,171,261
URS Corp. (a)	9,580	550,754
		2,722,015
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.1%
Nexans SA	3,709	$ 496,486
Prysmian SpA	22,900	574,552
		1,071,038
Machinery - 1.0%
Bucyrus International, Inc. Class A	5,700	499,947
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd.	16,081	279,327
TOTAL INDUSTRIALS		5,524,730
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 6.9%
Aruba Networks, Inc.	34,034	474,434
F5 Networks, Inc. (a)	36,504	964,436
Infinera Corp.	5,800	126,498
Juniper Networks, Inc. (a)	50,900	1,512,748
Starent Networks Corp.	19,820	414,238
		3,492,354
Electronic Equipment & Instruments - 0.9%
Comverge, Inc.	5,807	182,804
Itron, Inc. (a)	3,584	277,939
		460,743
Internet Software & Services - 6.3%
Omniture, Inc. (a)	28,348	805,367
SAVVIS, Inc. (a)	21,535	689,981
ValueClick, Inc. (a)	46,900	1,108,716
WebMD Health Corp. Class A (a)(d)	12,605	537,729
		3,141,793
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	78,695	768,063
Cavium Networks, Inc.	7,880	202,122
Hittite Microwave Corp. (a)	14,442	623,750
Marvell Technology Group Ltd. (a)	128,400	1,918,296
		3,512,231
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.0%
Concur Technologies, Inc. (a)	10,300	$ 386,868
VMware, Inc. Class A (d)	12,075	1,103,293
		1,490,161
TOTAL INFORMATION TECHNOLOGY		12,097,282
MATERIALS - 1.7%
Chemicals - 1.7%
Albemarle Corp.	19,028	839,896
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	49,300	1,105,799
UTILITIES - 1.9%
Electric Utilities - 1.5%
Enernoc, Inc.	6,100	279,197
Reliant Energy, Inc. (a)	19,000	494,760
		773,957
Independent Power Producers & Energy Traders - 0.4%
Ocean Power Technologies, Inc. (a)	12,948	187,875
TOTAL UTILITIES		961,832
TOTAL COMMON STOCKS (Cost $47,674,629)		50,328,944
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	885,717	$ 885,717
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	3,253,575	3,253,575
TOTAL MONEY MARKET FUNDS (Cost $4,139,292)		4,139,292
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $51,813,921)		54,468,236
NET OTHER ASSETS - (8.7)%		(4,348,948)
NET ASSETS - 100%		$ 50,119,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,201
Fidelity Securities Lending Cash Central Fund	17,534
Total	$ 56,735
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.9%
India	4.1%
Bermuda	3.8%
Germany	2.0%
Netherlands	1.4%
South Africa	1.4%
Italy	1.1%
Brazil	1.0%
France	1.0%
Hong Kong	1.0%
Canada	1.0%
Others (individually less than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007
Assets
Investment in securities, at value (including securities loaned of $3,179,453) - See accompanying schedule: Unaffiliated issuers (cost $47,674,629)	$ 50,328,944
Fidelity Central Funds (cost $4,139,292)	4,139,292
Total Investments (cost $51,813,921)		$ 54,468,236
Foreign currency held at value (cost $66,606)		66,795
Receivable for investments sold		248,815
Receivable for fund shares sold		103,156
Dividends receivable		2,164
Distributions receivable from Fidelity Central Funds		8,178
Receivable from investment adviser for expense reductions		5,481
Other receivables		1,310
Total assets		54,904,135

Liabilities
Payable for investments purchased	$ 1,265,069
Payable for fund shares redeemed	77,586
Accrued management fee	25,850
Distribution fees payable	25,760
Other affiliated payables	15,097
Other payables and accrued expenses	121,910
Collateral on securities loaned, at value	3,253,575
Total liabilities		4,784,847

Net Assets		$ 50,119,288
Net Assets consist of:
Paid in capital		$ 42,457,479
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,068,830
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,592,979
Net Assets		$ 50,119,288

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,664,758 ÷ 1,050,823 shares)	$ 12.05

Maximum offering price per share (100/94.25 of $12.05)	$ 12.79
Class T: Net Asset Value and redemption price per share ($19,143,525 ÷ 1,617,954 shares)	$ 11.83

Maximum offering price per share (100/96.50 of $11.83)	$ 12.26
Class B: Net Asset Value and offering price per share ($9,082,247 ÷ 794,051 shares) A	$ 11.44

Class C: Net Asset Value and offering price per share ($8,269,769 ÷ 721,939 shares) A	$ 11.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($958,989 ÷ 77,924 shares)	$ 12.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2007
Investment Income
Dividends		$ 152,388
Interest		74
Income from Fidelity Central Funds (including $17,534 from security lending)		56,735
Total income		209,197

Expenses
Management fee	$ 287,518
Transfer agent fees	163,859
Distribution fees	286,720
Accounting and security lending fees	20,465
Custodian fees and expenses	33,856
Independent trustees' compensation	159
Registration fees	52,156
Audit	47,207
Legal	543
Miscellaneous	16,144
Total expenses before reductions	908,627
Expense reductions	(128,483)	780,144
Net investment income (loss)		(570,947)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $23,028)	6,182,227
Foreign currency transactions	(15,297)
Total net realized gain (loss)		6,166,930
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $20,368)	414,520
Assets and liabilities in foreign currencies	414
Total change in net unrealized appreciation (depreciation)		414,934
Net gain (loss)		6,581,864
Net increase (decrease) in net assets resulting from operations		$ 6,010,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (570,947)	$ (389,579)
Net realized gain (loss)	6,166,930	4,506,293
Change in net unrealized appreciation (depreciation)	414,934	407,024
Net increase (decrease) in net assets resulting from operations	6,010,917	4,523,738
Share transactions - net increase (decrease)	97,653	(1,599,843)
Total increase (decrease) in net assets	6,108,570	2,923,895

Net Assets
Beginning of period	44,010,718	41,086,823
End of period	$ 50,119,288	$ 44,010,718

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47
Income from Investment Operations
Net investment income (loss) C	(.10)	(.05) F	(.06) G	(.09)	(.06)
Net realized and unrealized gain (loss)	1.62	1.16	.87	.68	1.61
Total from investment operations	1.52	1.11	.81	.59	1.55
Net asset value, end of period	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02
Total Return A,B	14.43%	11.78%	9.41%	7.36%	23.96%
Ratios to Average Net Assets D,H
Expenses before reductions	1.53%	1.62%	1.60%	1.90%	2.25%
Expenses net of fee waivers, if any	1.30%	1.30%	1.33%	1.50%	1.54%
Expenses net of all reductions	1.29%	1.28%	1.25%	1.45%	1.47%
Net investment income (loss)	(.85)%	(.56)% F	(.63)% G	(1.03)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,665	$ 10,123	$ 7,206	$ 6,227	$ 4,177
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43
Income from Investment Operations
Net investment income (loss) C	(.12)	(.08) F	(.08) G	(.11)	(.08)
Net realized and unrealized gain (loss)	1.59	1.15	.85	.68	1.60
Total from investment operations	1.47	1.07	.77	.57	1.52
Net asset value, end of period	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95
Total Return A,B	14.19%	11.52%	9.04%	7.17%	23.64%
Ratios to Average Net Assets D,H
Expenses before reductions	1.88%	1.95%	1.93%	2.25%	2.47%
Expenses net of fee waivers, if any	1.55%	1.55%	1.58%	1.75%	1.79%
Expenses net of all reductions	1.54%	1.53%	1.50%	1.71%	1.72%
Net investment income (loss)	(1.10)%	(.81)% F	(.88)% G	(1.28)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,144	$ 16,957	$ 16,331	$ 15,101	$ 12,458
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37
Income from Investment Operations
Net investment income (loss) C	(.17)	(.12) F	(.12) G	(.14)	(.11)
Net realized and unrealized gain (loss)	1.55	1.11	.83	.66	1.58
Total from investment operations	1.38	.99	.71	.52	1.47
Net asset value, end of period	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84
Total Return A,B	13.72%	10.92%	8.49%	6.63%	23.08%
Ratios to Average Net Assets D,H
Expenses before reductions	2.28%	2.36%	2.35%	2.67%	2.92%
Expenses net of fee waivers, if any	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.04%	2.03%	2.00%	2.21%	2.18%
Net investment income (loss)	(1.60)%	(1.31)% F	(1.38)% G	(1.78)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,082	$ 9,106	$ 9,237	$ 9,593	$ 8,422
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38
Income from Investment Operations
Net investment income (loss) C	(.18)	(.12) F	(.12) G	(.14)	(.11)
Net realized and unrealized gain (loss)	1.55	1.12	.83	.66	1.58
Total from investment operations	1.37	1.00	.71	.52	1.47
Net asset value, end of period	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85
Total Return A,B	13.59%	11.01%	8.48%	6.62%	23.04%
Ratios to Average Net Assets D,H
Expenses before reductions	2.28%	2.36%	2.34%	2.52%	2.77%
Expenses net of fee waivers, if any	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.04%	2.03%	2.01%	2.21%	2.18%
Net investment income (loss)	(1.60)%	(1.31)% F	(1.38)% G	(1.78)%	(1.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,270	$ 7,039	$ 7,791	$ 9,136	$ 8,427
Portfolio turnover rate E	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52
Income from Investment Operations
Net investment income (loss) B	(.07)	(.03) E	(.03) F	(.07)	(.04)
Net realized and unrealized gain (loss)	1.66	1.18	.87	.70	1.62
Total from investment operations	1.59	1.15	.84	.63	1.58
Net asset value, end of period	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10
Total Return A	14.83%	12.02%	9.62%	7.78%	24.23%
Ratios to Average Net Assets C,G
Expenses before reductions	1.20%	1.27%	1.28%	1.35%	1.61%
Expenses net of fee waivers, if any	1.05%	1.05%	1.09%	1.25%	1.25%
Expenses net of all reductions	1.04%	1.04%	1.01%	1.20%	1.18%
Net investment income (loss)	(.60)%	(.31)% E	(.38)% F	(.78)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 959	$ 785	$ 522	$ 648	$ 579
Portfolio turnover rate D	177%	173%	213%	94%	158%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2007

1. Organization.

Fidelity Advisor Aggressive Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,114,526
Unrealized depreciation	(4,828,300)
Net unrealized appreciation (depreciation)	2,286,226
Undistributed ordinary income	2,414,199
Undistributed long-term capital gain	2,852,935

Cost for federal income tax purposes	$ 52,182,010

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,047,273 and $82,834,815, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on June 20, 2007, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007. The performance adjustment will take effect starting with the twelfth month of the performance period (June, 2008). Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,155	$ 917
Class T	.25%	.25%	89,554	193
Class B	.75%	.25%	92,344	69,331
Class C	.75%	.25%	75,667	8,225
			$ 286,720	$ 78,666

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,481
Class T	11,392
Class B*	17,261
Class C*	1,418
$ 38,552

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 36,390.31
Class T	73,074.41
Class B	28,736.31
Class C	23,735.31
Institutional Class	1,924.23
	$ 163,859

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,608 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 26,853
Class T	1.55%	58,222
Class B	2.05%	21,424
Class C	2.05%	17,440
Institutional Class	1.05%	1,226
		$ 125,165

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,598 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2007	2006	2007	2006
Class A
Shares sold	414,230	399,300	$ 4,681,369	$ 3,886,404
Shares redeemed	(325,217)	(202,870)	(3,673,163)	(1,949,918)
Net increase (decrease)	89,013	196,430	$ 1,008,206	$ 1,936,486
Class T
Shares sold	378,717	435,740	$ 4,282,947	$ 4,159,592
Shares redeemed	(397,778)	(556,545)	(4,360,568)	(5,373,008)
Net increase (decrease)	(19,061)	(120,805)	$ (77,621)	$ (1,213,416)
Class B
Shares sold	102,928	158,996	$ 1,122,283	$ 1,478,343
Shares redeemed	(213,847)	(272,423)	(2,314,106)	(2,524,891)
Net increase (decrease)	(110,919)	(113,427)	$ (1,191,823)	$ (1,046,548)
Class C
Shares sold	199,393	131,815	$ 2,205,346	$ 1,235,682
Shares redeemed	(175,835)	(291,040)	(1,909,576)	(2,691,595)
Net increase (decrease)	23,558	(159,225)	$ 295,770	$ (1,455,913)
Institutional Class
Shares sold	29,162	35,956	$ 344,042	$ 354,509
Shares redeemed	(24,469)	(17,271)	(280,921)	(174,961)
Net increase (decrease)	4,693	18,685	$ 63,121	$ 179,548

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Securities Fund. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Securities Fund. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Securities Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Securities Fund. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Securities Fund. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Aggressive Growth. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Aggressive Growth. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor Aggressive Growth. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2000

Secretary of Advisor Aggressive Growth. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Advisor Aggressive Growth. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Aggressive Growth. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Aggressive Growth. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-
2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Aggressive Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Aggressive Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Aggressive Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Aggressive Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Aggressive Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Aggressive Growth. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Aggressive Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Aggressive Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/17/2007	12/14/2007	$0.00	$1.181
	01/14/2008	01/11/2008	$0.00	$0.120

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2007, $2,852,935, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 20, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract that includes adding a performance adjustment component to the fund's management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	18,264,506.19	70.232
Against	5,787,863.47	22.256
Abstain	1,953,547.42	7.512
TOTAL	26,005,917.08	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Aggressive Growth Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Aggressive Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one- and three-year periods and the fourth quartile for the five year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Aggressive Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, on June 20, 2007, after the periods shown in the chart above, shareholders approved an amended management contract for the fund that will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance period for the fund commenced on July 1, 2007. Starting with the twelfth month, the performance adjustment takes effect.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2006, and the total expenses of each of Class T, Class C and Institutional Class ranked above its competitive median for 2006. The Board considered that the total expenses of Class C were above the median because of its higher transfer agent fee due to small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AAGI-UANN-0108
1.786670.104

Item 2. Code of Ethics

As of the end of the period, November 30, 2007, Fidelity Securities Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Aggressive Growth Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Aggressive Growth Fund	$39,000	$37,000
All funds in the Fidelity Group of Funds audited by PwC	$14,400,000	$13,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Aggressive Growth Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Aggressive Growth Fund	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Aggressive Growth Fund	$1,200	$1,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$150,000	$145,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate fees billed by PwC of $1,465,000A and $1,290,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$155,000	$150,000
Non-Covered Services	$1,310,000	$1,140,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 28, 2008